CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Installment Loans, fair value	¥ 12,631	¥ 16,026
Investment in securities, measured at fair value	¥ 11,433	¥ 5,800
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,322,777,628	1,248,714,760
Treasury stock, shares	13,333,334	27,281,710